UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2019 (Unaudited)
Shares		Value
COMMON STOCKS: 96.6%
Communication Services: 8.7%
274,430	AT&T, Inc.	$9,344,341
155,480	CBS Corp. - Class B	8,008,775
196,850	Discovery Communications, Inc. - Class C [1]	5,559,044
22,900	The Walt Disney Co.	3,274,929
		26,187,089
Consumer Discretionary: 6.0%
80,005	BorgWarner, Inc.	3,024,189
473,665	Ford Motor Co.	4,514,027
75,735	Leggett & Platt, Inc.	3,027,128
67,870	Magna International, Inc.	3,422,005
136,150	Tapestry, Inc.	4,211,120
		18,198,469
Consumer Staples: 9.3%
56,400	Bunge Ltd.	3,295,452
287,110	Danone SA - ADR	4,944,034
219,875	The Kroger Co.	4,652,555
85,975	Molson Coors Brewing Co. - Class B	4,641,790
48,065	Procter & Gamble Co.	5,673,593
44,770	Walmart, Inc.	4,941,713
		28,149,137
Energy: 6.6%
269,940	Baker Hughes a GE Co. - Class A	6,853,777
165,865	Noble Energy, Inc.	3,662,299
150,645	Royal Dutch Shell PLC - Class A - ADR	9,474,064
		19,990,140
Financials: 24.4%
5,390	Alleghany Corp. [1]	3,696,085
64,230	Allstate Corp.	6,898,302
139,045	American International Group, Inc.	7,785,130
109,440	Citigroup, Inc.	7,787,750
39,215	Goldman Sachs Group, Inc.	8,632,398
315,315	Jefferies Financial Group, Inc.	6,725,669
86,120	JPMorgan Chase & Co.	9,989,920
131,270	Loews Corp.	7,028,196
71,155	The PNC Financial Services Group, Inc.	10,168,049
100,310	Wells Fargo & Co.	4,856,007
		73,567,506
Health Care: 12.3%
230,415	AstraZeneca PLC - ADR	10,002,315
131,120	Gilead Sciences, Inc.	8,590,982
24,690	Johnson & Johnson	3,215,132
28,945	McKesson Corp.	4,021,908
67,215	Merck & Co., Inc.	5,578,173
150,385	Pfizer, Inc.	5,840,953
		37,249,463

Industrials: 7.3%
38,810	Caterpillar, Inc.	5,110,113
38,285	FedEx Corp.	6,528,741
31,365	Raytheon Co.	5,717,526
88,830	Southwest Airlines Co.	4,577,410
		21,933,790
Information Technology: 12.7%
25,885	Apple, Inc.	5,514,540
75,435	Avnet, Inc.	3,426,258
93,555	Cisco Systems, Inc.	5,182,947
358,485	HP, Inc.	7,542,524
56,900	Microsoft Corp.	7,753,763
41,905	QUALCOMM, Inc.	3,065,770
61,440	TE Connectivity Ltd.	5,677,056
		38,162,858
Materials: 4.7%
159,410	International Paper Co.	6,999,693
142,470	Mosaic Co.	3,588,819
101,140	Newmont Goldcorp Corp.	3,693,633
		14,282,145
Real Estate: 4.6%
63,725	The Howard Hughes Corp. [1]	8,602,875
212,495	Weyerhaeuser Co. - REIT	5,399,498
		14,002,373
TOTAL COMMON STOCKS
(Cost $252,668,985)		291,722,970
SHORT-TERM INVESTMENTS: 0.0% [2]
77	First American Government Obligations Fund - Class X, 2.244% [3]	77
TOTAL SHORT-TERM INVESTMENTS
(Cost $77)		77
TOTAL INVESTMENTS IN SECURITIES: 96.6%
(Cost $252,669,062)		291,723,047
Other Assets in Excess of Liabilities: 3.4%		10,161,513
TOTAL NET ASSETS: 100.0%		$301,884,560

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Does not round to 0.1% or (0.1)%, as applicable.
[3]	Annualized seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Becker Value Equity Fund (the "Fund").

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$291,722,970	$-	$-	$291,722,970
Short-Term Investments	77	-	-	77
Total Investments in Securities	$291,723,047	$-	$-	$291,723,047

^See Schedule of Investments for sector breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date September 06, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date September 06, 2019

By (Signature and Title) /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date September 18, 2019